Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash	$ 20,173	$ 59,821	$ 950,841
Accounts receivable, net	92,182	144,347	313,679
Inventory	259,139	290,508	184,070
Prepaid expenses and other current assets	301,624	429,102	881,005
Total Current Assets	673,118	923,778	2,329,595
Fixed assets, net	721,777	827,389	671,291
Intangible and Other assets:
Trademarks	251,157	251,157	130,000
Patents, net of accumulated amortization	498,844	502,895	379,579
Website, net of accumulated amortization	2,016	2,772	4,906
Security deposits	53,169	53,169	56,269
Total Intangible and Other assets	805,186	809,993	570,754
TOTAL ASSETS	2,200,081	2,561,160	3,571,640
Current Liabilities
Accounts payable	237,553	187,789	176,181
Accrued interest	284,973	195,138	56,993
Accrued liabilities	1,390,395	1,198,463	754,895
Other current liabilities	85,427	241,918	72,122
Notes payable - current	2,610,198	2,195,502	1,636,125
TOTAL CURRENT AND TOTAL LIABILITIES	4,608,546	4,018,810	2,696,316
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, $0.0001 par value, 10,000,000 shares authorized, 21.6, 39.3 and 62.8 issued and outstanding as at June 30, 2013, December 31, 2012 and December 31, 2011, respectively	1	1	1
Common Stock, $0.0001 par value, 1,500,000,000 shares authorized, 6,543,314, 6,020,555 and 5,381,358 shares issued and outstanding at June 30, 2013, December 31, 2012 and December 31, 2011, respectively	654	602	538
Additional Paid-in Capital	13,488,602	13,140,463	12,512,297
Treasury Stock (103,334 and 68,889 shares of Common Stock as at June 30, 2013 and December 31, 2012 respectively, at cost)	(1,033)	(7)
Accumulated Deficit	(15,898,412)	(14,587,914)	(11,661,704)
Accumulated Other Comprehensive Income/Loss	1,723	(10,795)	24,192
Total Stockholders' Equity (Deficit)	(2,408,465)	(1,457,650)	875,324
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 2,200,081	$ 2,561,160	$ 3,571,640